Other Real Estate Owned - Parenthetical (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Other real estate owned
Other Real Estate Owned Write Downs	$ 6,125	$ 13,641	$ 25,198
Hurricane
Other real estate owned
Other Real Estate Owned Write Downs			2,700
Hurricane | Mortgages
Other real estate owned
Other Real Estate Owned Write Downs			1,300
Hurricane | Commercial / Construction
Other real estate owned
Other Real Estate Owned Write Downs			$ 1,400